Exhibit 99.1
EXHIBIT C
MONTHLY NOTEHOLDER’S STATEMENT
ADVANTA BANK CORP.
ADVANTA BUSINESS CARD MASTER TRUST
ADVANTASERIES
PERIOD ENDING SEPTEMBER 30, 2009
Capitalized terms used in this notice have their respective meanings set forth in the Master Indenture as amended and as supplemented by the AdvantaSeries Indenture Supplement, the Transfer and Servicing Agreement as amended or the Trust Agreement as amended. References to certain sections and subsections are references to the respective sections and subsections of the Master Indenture as amended and as supplemented by the AdvantaSeries Indenture Supplement.
The information which is required to be prepared with respect to the Payment Date of October 20, 2009 and with respect to the performance of the Trust during the Monthly Period of September 1, 2009 through September 30, 2009 is set forth below.
The Interest Period for all Tranches generally includes the previous Payment Date (or in the case of the first Interest Payment Date, the Closing Date) through and including the day preceding the current Payment Date. Interest on floating rate Tranches is calculated on the basis of 360-day year and the actual number of days in the related Interest Period. Interest on fixed rate Tranches is calculated on the basis of a 360-day year and twelve 30-day months.
The Record Date with respect to the current Payment Date is October 19, 2009.
The Determination Date with respect to the current calendar month is October 9, 2009.
The documents mentioned above may be found in the following Securities and Exchange Commission (“SEC”) filings.

Master Indenture, dated as of August 1, 2000.	Included in Exhibit 4.1 to the Form 8-K filed with the SEC on August 30, 2000 by Advanta Business Receivables Corp.
Amendment No. 1 to the Master Indenture, dated as of May 9, 2006.	Included in Exhibit 4.1 to the Form 8-K filed with the SEC on May 19, 2006 by Advanta Business Receivables Corp.
Adjustment of the Enhancement Levels	Included in the Form 8-K filed with the SEC on February 12, 2007 by Advanta Business Receivables Corp.
Adjustment of the Enhancement Levels	Included in the Form 8-K filed with the SEC on May 25, 2007 by Advanta Business Receivables Corp.

AdvantaSeries Indenture Supplement, dated as of November 1, 2004.	Included in Exhibit 4.1 to the Form 8-K filed with the SEC on November 12, 2004 by Advanta Business Receivables Corp.

Transfer and Servicing Agreement (“TSA”), dated as of August 1, 2000.	Included in Exhibit 4.3 to the Form 8-K filed with the SEC on August 30, 2000 by Advanta Business Receivables Corp.
Amendment No. 1 to the TSA, dated as of May 9, 2006.	Included in Exhibit 4.3 to the Form 8-K filed with the SEC on May 19, 2006 by Advanta Business Receivables Corp.

Trust Agreement, dated as of August 1, 2000.	Included in Exhibit 4.4 to the Form 8-K filed with the SEC on August 30, 2000 by Advanta Business Receivables Corp.
Amendment No. 1 to the Trust Agreement, dated as of May 9, 2006.	Included in Exhibit 4.2 to the Form 8-K filed with the SEC on May 19, 2006 by Advanta Business Receivables Corp.
I. Information regarding the current monthly principal distribution to the Noteholders

		Total amount of	Per $1,000 Initial
	CUSIP Number	principal to be paid	Principal Balance

2005-A2	00761H BK 6	$12,444,544.92	55.30909
2006-A3	00761H BS 9	$13,827,272.13	55.30909
2006-A4	00761H BT 7	$16,592,726.55	55.30909
2006-A5	00761H BV 2	$11,061,817.71	55.30909
2006-A6	00761H BW 0	$13,827,272.13	55.30909
2006-A7	00761H BX 8	$11,061,817.71	55.30909
2007-A1	00761H BZ 3	$11,061,817.71	55.30909
2007-A2	00761H CK 5	$12,444,544.92	55.30909
2007-A3	00761H CL 3	$11,061,817.71	55.30909
2007-A4	00761H CM 1	$11,061,817.71	55.30909
2007-A5	00761H CP 4	$22,123,635.41	55.30909
2008-A3	00761H CV1	$8,296,363.28	55.30909
II. Information regarding the current monthly interest distribution to the Noteholders

			Per $1,000 Outstanding
		Total amount of	Principal Balance (as of the
	CUSIP Number	interest to be paid	current Record Date)

2005-A2	00761H BK 6	$32,912.03	0.30309024
2006-A3	00761H BS 9	$532,886.64	4.41666666
2006-A4	00761H BT 7	$34,552.17	0.23864584
2006-A5	00761H BV 2	$410,222.17	4.25000001
2006-A6	00761H BW 0	$26,849.61	0.22253472
2006-A7	00761H BX 8	$20,702.14	0.21447913
2007-A1	00761H BZ 3	$23,034.78	0.23864584
2007-A2	00761H CK 5	$452,450.92	4.16666665
2007-A3	00761H CL 3	$23,812.32	0.24670134
2007-A4	00761H CM 1	$21,479.69	0.22253474
2007-A5	00761H CP 4	$116,048.63	0.60114581
2008-A3	00761H CV1	$101,834.13	1.40670133
2005-B1	00761H BH 3	$50,447.92	0.50447920
2006-B1		$46,420.14	0.46420140
2006-B2	00761H BU 4	$49,969.62	0.39975696
2007-B1	00761H CA 7	$39,975.69	0.39975690
2007-B2	00761H CN 9	$458,333.33	4.58333330
2004-C1	00761H BG 5	$104,420.14	1.04420140
2006-C1	00761H BY 6	$81,904.86	0.58503471
2004-D1	00761H CC 3	$42,261.46	4.22614600
2006-D1	00761H CF 6	$31,975.52	2.13170133
2006-D2	00761H CG 4	$50,271.70	2.01086800
2006-D3	00761H CH 2	$54,284.38	1.80947933
2007-D1	00761H CB 5	$33,153.65	1.32614600

III. Information regarding the performance of the Advanta Business Card Master Trust

1. The aggregate amount of such Collections with respect to Principal Receivables for the Monthly Period preceding such Payment Date	$125,135,555.54

2. The aggregate amount of such Collections with respect to Finance Charge and Administrative Receivables for the Monthly Period preceding such Payment Date	$46,996,460.44

2a. Interchange for the Monthly Period preceding such Payment Date (included in the amount shown above on line item III. 2.)	$(12,907.78)

2b. Recoveries for the Monthly Period preceding such Payment Date (included in the amount shown above on line item III. 2.)	$3,462,994.97

3. The Defaulted Amount for the Monthly Period preceding such Payment Date	$60,981,868.22

4. The annualized percentage equivalent of a fraction, the numerator of which is the Defaulted Amount less Recoveries for the preceding Monthly Period, and the denominator is the average Receivables for the preceding Monthly Period	23.23%

5. The total amount of Principal Receivables in the Trust at the beginning of the preceding Monthly Period	$2,996,975,363.62

6. The total amount of Principal Receivables in the Trust as of the last day of the preceding Monthly Period	$2,806,820,787.77

7. The total amount of Finance Charge and Administrative Receivables in the Trust at the beginning of the preceding Monthly Period	$69,486,883.61

8. The total amount of Finance Charge and Administrative Receivables in the Trust as of the last day of the preceding Monthly Period	$68,507,330.66

9. The aggregated Adjusted Invested Amounts of all Series of Notes outstanding as of the last day of the preceding Monthly Period	$2,094,148,208.25

10. The Transferor Interest as of the end of the Monthly Period preceding such Payment Date	$712,672,579.52

11. The average Transferor Interest for the immediately preceding 30 consecutive calendar days as of the end of the Monthly Period preceding such Payment Date	$692,142,171.31

12. The transferor percentage as of the end of the Monthly Period preceding such Payment Date	25.39%

13. The Required Transferor Percentage	6.00%

14. The Required Transferor Interest	$168,409,247.27

15. The Required Minimum Principal Balance as of the end of the Monthly Period preceding such Payment Date	$3,565,000,000.00

16. The monthly principal payment rate for the Monthly Period preceding such Payment Date	4.18%

17. The ending balance in the Excess Funding Account with respect to the preceding Monthly Period	$—

18. The aggregate outstanding balance of the Accounts which were delinquent as of the end of the Monthly Period preceding such Payment Date:

	Percentage of Total	Aggregate Account
	Receivables	Balance

(a) Delinquent between 30 days and 59 days	5.68%	$163,183,425.35
(b) Delinquent between 60 days and 89 days	3.87%	$111,240,435.73
(c) Delinquent between 90 days and 119 days	3.07%	$88,254,552.18
(d) Delinquent between 120 days and 149 days	0.00%	$59,831.28
(e) Delinquent between 150 days and 179 days	0.00%	$—
(f) Delinquent 180 days or greater	0.00%	$—

(g) Aggregate	12.62%	$362,738,244.54

IV. Information regarding the AdvantaSeries
1.	AdvantaSeries balances and amounts as of the end of the Monthly Period preceding such Payment Date (Adjusted Outstanding Principal Balance reported as of the related Payment Date)

			Adjusted Outstanding
	Initial Principal	Outstanding Principal	Principal Balance as of	Invested	Adjusted Invested
	Balance	Balance	the related Payment Date	Amount	Amount

2005-A2	$225,000,000.00	$108,588,221.11	$96,143,676.19	$108,588,221.11	$108,588,221.11
2006-A3	$250,000,000.00	$120,653,579.00	$106,826,306.87	$120,653,579.00	$120,653,579.00
2006-A4	$300,000,000.00	$144,784,294.81	$128,191,568.26	$144,784,294.81	$144,784,294.81
2006-A5	$200,000,000.00	$96,522,863.20	$85,461,045.49	$96,522,863.20	$96,522,863.20
2006-A6	$250,000,000.00	$120,653,579.00	$106,826,306.87	$120,653,579.00	$120,653,579.00
2006-A7	$200,000,000.00	$96,522,863.20	$85,461,045.49	$96,522,863.20	$96,522,863.20
2007-A1	$200,000,000.00	$96,522,863.20	$85,461,045.49	$96,522,863.20	$96,522,863.20
2007-A2	$225,000,000.00	$108,588,221.11	$96,143,676.19	$108,588,221.11	$108,588,221.11
2007-A3	$200,000,000.00	$96,522,863.20	$85,461,045.49	$96,522,863.20	$96,522,863.20
2007-A4	$200,000,000.00	$96,522,863.20	$85,461,045.49	$96,522,863.20	$96,522,863.20
2007-A5	$400,000,000.00	$193,045,726.41	$170,922,091.00	$193,045,726.41	$193,045,726.41
2008-A3	$150,000,000.00	$72,392,147.41	$64,095,784.13	$72,392,147.41	$72,392,147.41

Total Class A	$2,800,000,000.00	$1,351,320,084.85	$1,196,454,636.96	$1,351,320,084.85	$1,351,320,084.85

2005-B1	$100,000,000.00	$100,000,000.00	$100,000,000.00	$100,000,000.00	$100,000,000.00
2006-B1	$100,000,000.00	$100,000,000.00	$100,000,000.00	$100,000,000.00	$100,000,000.00
2006-B2	$125,000,000.00	$125,000,000.00	$125,000,000.00	$125,000,000.00	$125,000,000.00
2007-B1	$100,000,000.00	$100,000,000.00	$100,000,000.00	$100,000,000.00	$100,000,000.00
2007-B2	$100,000,000.00	$100,000,000.00	$100,000,000.00	$100,000,000.00	$100,000,000.00

Total Class B	$525,000,000.00	$525,000,000.00	$525,000,000.00	$525,000,000.00	$525,000,000.00

2004-C1	$100,000,000.00	$100,000,000.00	$100,000,000.00	$90,761,718.08	$90,761,718.08
2006-C1	$140,000,000.00	$140,000,000.00	$140,000,000.00	$127,066,405.32	$127,066,405.32

Total Class C	$240,000,000.00	$240,000,000.00	$240,000,000.00	$217,828,123.40	$217,828,123.40

2004-D1	$10,000,000.00	$10,000,000.00	$10,000,000.00	$—	$—
2006-D1	$15,000,000.00	$15,000,000.00	$15,000,000.00	$—	$—
2006-D2	$25,000,000.00	$25,000,000.00	$25,000,000.00	$—	$—
2006-D3	$30,000,000.00	$30,000,000.00	$30,000,000.00	$—	$—
2007-D1	$25,000,000.00	$25,000,000.00	$25,000,000.00	$—	$—

Total Class D	$105,000,000.00	$105,000,000.00	$105,000,000.00	$—	$—

Total AdvantaSeries	$3,670,000,000.00	$2,221,320,084.85	$2,066,454,636.96	$2,094,148,208.25	$2,094,148,208.25

2. Weighted Average Floating Allocation Amount for the related Monthly Period	$2,297,247,199.23

3. The Floating Investor Percentage with respect to the period:

September 1, 2009 through September 30, 2009	76.6521883%

4. The Fixed Investor Percentage with respect to the period:

September 1, 2009 through September 30, 2009	100.0000000%

5a. The aggregate AdvantaSeries Principal Allocation for the related Monthly Period	$125,135,555.54

5b. The AdvantaSeries Investor Principal Collections for the related Monthly Period	$125,135,555.54

6a. The amount of Available Finance Charge Collections on deposit in the Collection Account for the related Monthly Period	$36,060,343.00

6b. The amount of interest on funds on deposit in the Collection Account included in the amount shown above on line item 6a.	$36,527.62

6c. The amount of interest on funds on deposit in the Excess Funding Account included in the amount shown above on line item 6a.	$—

6d. Pursuant to Section 8.04(a) of the Master Indenture, the amount of Available Finance Charge Collections not on deposit in the Collection Account for the related Monthly Period	$—

7. The AdvantaSeries Defaulted Amount for the related Monthly Period	$46,743,936.46

8. The AdvantaSeries Monthly Servicing Fee for the related Monthly Period	$3,490,247.01

9. AdvantaSeries performance for the related Monthly Period

a. The cash yield for the related Monthly Period	18.84%

b. The default rate for the related Monthly Period	24.42%

c. The Net Portfolio Yield for the related Monthly Period	-5.58%

d. The Base Rate for the related Monthly Period	3.55%

e. The Excess Spread Percentage for the related Monthly Period	-9.13%

f. The Quarterly Excess Spread Percentage		-7.75%

i) Excess Spread Percentage related to	Sep-09	-9.13%

ii) Excess Spread Percentage related to	Aug-09	-5.40%

iii) Excess Spread Percentage related to	Jul-09	-8.72%

g. The average Excess Spread Amount for the three preceding Monthly Periods		$(16,782,641.29)

i) Excess Spread Amount related to	Sep-09	$(17,014,044.11)

ii) Excess Spread Amount related to	Aug-09	$(11,030,341.20)

iii) Excess Spread Amount related to	Jul-09	$(22,303,538.57)

10. Floating interest rate determinations:
LIBOR for all Tranches with an Interest Period from September 21, 2009 through and including October 19, 2009		0.24625%

11.	Required interest payments

	Required interest		Amounts withdrawn from
	amounts with respect to	Interest shortfalls and	the Collection Account for
	the current Interest	additional interest from prior	payment of required interest	Unpaid required interest
	Period	periods	amounts	amounts

2005-A2	$32,912.03	$—	$32,912.03	$—
2006-A3	$532,886.64	$—	$532,886.64	$—
2006-A4	$34,552.17	$—	$34,552.17	$—
2006-A5	$410,222.17	$—	$410,222.17	$—
2006-A6	$26,849.61	$—	$26,849.61	$—
2006-A7	$20,702.14	$—	$20,702.14	$—
2007-A1	$23,034.78	$—	$23,034.78	$—
2007-A2	$452,450.92	$—	$452,450.92	$—
2007-A3	$23,812.32	$—	$23,812.32	$—
2007-A4	$21,479.69	$—	$21,479.69	$—
2007-A5	$116,048.63	$—	$116,048.63	$—
2008-A3	$101,834.13	$—	$101,834.13	$—

Total Class A	$1,796,785.23	$—	$1,796,785.23	$—

2005-B1	$50,447.92	$—	$50,447.92	$—
2006-B1	$46,420.14	$—	$46,420.14	$—
2006-B2	$49,969.62	$—	$49,969.62	$—
2007-B1	$39,975.69	$—	$39,975.69	$—
2007-B2	$458,333.33	$—	$458,333.33	$—

Total Class B	$645,146.70	$—	$645,146.70	$—

2004-C1	$104,420.14	$—	$104,420.14	$—
2006-C1	$81,904.86	$—	$81,904.86	$—

Total Class C	$186,325.00	$—	$186,325.00	$—

2004-D1	$42,261.46	$—	$42,261.46	$—
2006-D1	$31,975.52	$—	$31,975.52	$—
2006-D2	$50,271.70	$—	$50,271.70	$—
2006-D3	$54,284.38	$—	$54,284.38	$—
2007-D1	$33,153.65	$—	$33,153.65	$—

Total Class D	$211,946.71	$—	$211,946.71	$—

Total AdvantaSeries	$2,840,203.64	$—	$2,840,203.64	$—

12. Principal Funding Account as of the related Payment Date

	Beginning	Required Principal	Actual Deposit	Amount Withdrawn	Withdrawals	Ending
	Principal Funding	Deposit Amount to	to the Principal	for Payment	of Coverage	Principal Funding
	Sub-Account	the Principal Funding	Funding	of Principal to	Funding Excess	Sub-Account
	Amount	Sub-Account	Sub-Account	Noteholders	Amount	Amount

2005-A2	$—	$108,588,221.11	$12,444,544.92	$12,444,544.92	$—	$—
2006-A3	$—	$120,653,579.00	$13,827,272.13	$13,827,272.13	$—	$—
2006-A4	$—	$144,784,294.81	$16,592,726.55	$16,592,726.55	$—	$—
2006-A5	$—	$96,522,863.20	$11,061,817.71	$11,061,817.71	$—	$—
2006-A6	$—	$120,653,579.00	$13,827,272.13	$13,827,272.13	$—	$—
2006-A7	$—	$96,522,863.20	$11,061,817.71	$11,061,817.71	$—	$—
2007-A1	$—	$96,522,863.20	$11,061,817.71	$11,061,817.71	$—	$—
2007-A2	$—	$108,588,221.11	$12,444,544.92	$12,444,544.92	$—	$—
2007-A3	$—	$96,522,863.20	$11,061,817.71	$11,061,817.71	$—	$—
2007-A4	$—	$96,522,863.20	$11,061,817.71	$11,061,817.71	$—	$—
2007-A5	$—	$193,045,726.41	$22,123,635.41	$22,123,635.41	$—	$—
2008-A3	$—	$72,392,147.41	$8,296,363.28	$8,296,363.28	$—	$—
2005-B1	$—	$100,000,000.00	$—	$—	$—	$—
2006-B1	$—	$100,000,000.00	$—	$—	$—	$—
2006-B2	$—	$125,000,000.00	$—	$—	$—	$—
2007-B1	$—	$100,000,000.00	$—	$—	$—	$—
2007-B2	$—	$100,000,000.00	$—	$—	$—	$—
2004-C1	$—	$90,761,718.08	$—	$—	$—	$—
2006-C1	$—	$127,066,405.32	$—	$—	$—	$—
2004-D1	$—	$—	$—	$—	$—	$—
2006-D1	$—	$—	$—	$—	$—	$—
2006-D2	$—	$—	$—	$—	$—	$—
2006-D3	$—	$—	$—	$—	$—	$—
2007-D1	$—	$—	$—	$—	$—	$—

Total AdvantaSeries	$—	$2,094,148,208.25	$154,865,447.89	$154,865,447.89	$—	$—

13. Coverage Funding Required Amounts
Due to entering an Early Amortization Period in June 2009, the Coverage Funding Required Amount is not applicable.

a. Coverage Funding Amount as of the end of the related Monthly Period	$—

b. The Coverage Funding Amount for the Class A Notes as of the end of the related Monthly Period	$—

c. The Coverage Funding Amount for the Class B Notes as of the end of the related Monthly Period	$—

d. The Coverage Funding Amount for the Class C Notes as of the end of the related Monthly Period	$—

14. Cash Collateral Account

a. Beginning Cash Collateral Account balance (ending balance as of the previous Payment Date)	$—

b. Deposit into the Cash Collateral Account on the Closing Date of Tranches issued on or prior to the Payment Date	$—

c. Interest earnings since the preceding Payment Date	$—

d. Amounts deposited to cover a Cash Collateral Account Deficit	$—

e. PFA Earnings Shortfall withdrawn and treated as Available Finance Charge Collections	$—

f. Amounts withdrawn to cover interest payments and Monthly Servicing Fee	$—

g. Amounts withdrawn to cover AdvantaSeries Defaulted Amount	$—

h. Amounts withdrawn at the date of issuance of a Foreclosure Certificate or at the Final Maturity Date of a Tranche	$—

i. Excess amount over the Required Cash Collateral Account Amount paid to the holder of the Trust Beneficial Interest	$—

j. Ending Cash Collateral Account balance on the related Payment Date	$—

k. The Required Cash Collateral Account Amount on the related Payment Date	$51,300,000.00

l. The Available Cash Collateral Account Amount on the related Payment Date	$—

m. Has a Portfolio Decline Event occurred with respect to the Monthly Period preceding such Payment Date	YES

15. Spread Account

a. Beginning Spread Account balance (ending balance as of the previous Payment Date)	$—

b. On the Closing Date for a Tranche, the initial deposit into the Spread Account	$—

c. Interest earnings since the preceding Payment Date	$—

d. Amount deposited from Available Finance Charge Collections to cover the excess of the Required Spread Account Amount over the Spread Account balance	$—

e. Amounts withdrawn to cover interest payments and Monthly Servicing Fee	$—

f. Amounts withdrawn to cover AdvantaSeries Defaulted Amount	$—

g. Amounts withdrawn at the date of issuance of a Foreclosure Certificate or at the Final Maturity Date of a Tranche	$—

h. Withdrawal of excess amount over the Required Spread Account Amount and deposited into the Cash Collateral Account	$—

i. Withdrawal of excess amount over the Required Spread Account Amount and paid to the holder of the Trust Beneficial Interest	$—

j. Ending Spread Account balance on the related Payment Date	$—

k. The Required Spread Account Amount on the related Payment Date	$614,725,000.00

16. Required Subordinated Amounts as of the end of the Monthly Period preceding such Payment Date

				Excess/(Deficiency) of
				Subordinated Notes over
	Required subordination	Required Subordinated	Subordinated	Required Subordinated
	percentage	Amount	Notes	Amount
Class A	18.3432%	$467,751,600	$742,828,123	$275,076,523
Class B	7.5269%	$231,452,175	$217,828,123	$(13,624,052)
Class C	2.5641%	$84,999,915	$—	$(84,999,915)
17. Adjusted Invested Amount as of the related Payment Date.

		Initial Principal
		Balances and any	Increase from the withdrawal
	Beginning Adjusted	increases from the	of the Coverage Funding Excess		Reduction due to amounts	Ending Adjusted
	Invested Amount for the	issuance of any	Amount from the Principal	Reductions due to	deposited into the Principal	Invested Amount for the
	related Payment Date	additional Notes	Funding Sub-Account	Investor Charge-Offs	Funding Sub-Account	related Payment Date

2005-A2	$108,588,221.11	$—	$—	$—	$12,444,544.92	$96,143,676.19
2006-A3	$120,653,579.00	$—	$—	$—	$13,827,272.13	$106,826,306.87
2006-A4	$144,784,294.81	$—	$—	$—	$16,592,726.55	$128,191,568.26
2006-A5	$96,522,863.20	$—	$—	$—	$11,061,817.71	$85,461,045.49
2006-A6	$120,653,579.00	$—	$—	$—	$13,827,272.13	$106,826,306.87
2006-A7	$96,522,863.20	$—	$—	$—	$11,061,817.71	$85,461,045.49
2007-A1	$96,522,863.20	$—	$—	$—	$11,061,817.71	$85,461,045.49
2007-A2	$108,588,221.11	$—	$—	$—	$12,444,544.92	$96,143,676.19
2007-A3	$96,522,863.20	$—	$—	$—	$11,061,817.71	$85,461,045.49
2007-A4	$96,522,863.20	$—	$—	$—	$11,061,817.71	$85,461,045.49
2007-A5	$193,045,726.41	$—	$—	$—	$22,123,635.41	$170,922,091.00
2008-A3	$72,392,147.41	$—	$—	$—	$8,296,363.28	$64,095,784.13

Total Class A	$1,351,320,084.85	$—	$—	$—	$154,865,447.89	$1,196,454,636.96

2005-B1	$100,000,000.00	$—	$—	$—	$—	$100,000,000.00
2006-B1	$100,000,000.00	$—	$—	$—	$—	$100,000,000.00
2006-B2	$125,000,000.00	$—	$—	$—	$—	$125,000,000.00
2007-B1	$100,000,000.00	$—	$—	$—	$—	$100,000,000.00
2007-B2	$100,000,000.00	$—	$—	$—	$—	$100,000,000.00

Total Class B	$525,000,000.00	$—	$—	$—	$—	$525,000,000.00

2004-C1	$90,761,718.08	$—	$—	$7,089,185.05	$—	$83,672,533.03
2006-C1	$127,066,405.32	$—	$—	$9,924,859.06	$—	$117,141,546.26

Total Class C	$217,828,123.40	$—	$—	$17,014,044.11	$—	$200,814,079.29

2004-D1	$—	$—	$—	$—	$—	$—
2006-D1	$—	$—	$—	$—	$—	$—
2006-D2	$—	$—	$—	$—	$—	$—
2006-D3	$—	$—	$—	$—	$—	$—
2007-D1	$—	$—	$—	$—	$—	$—

Total Class D	$—	$—	$—	$—	$—	$—

Total AdvantaSeries	$2,094,148,208.25	$—	$—	$17,014,044.11	$154,865,447.89	$1,922,268,716.25

Advanta Bank Corp. as Servicer
By:	/s/ Kenneth Goldman
	Name:	Kenneth Goldman
	Title:	Senior Vice President and Chief Financial Officer